LOANS PAYABLE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOANS PAYABLE

9. LOANS PAYABLE

During the year ended December 31, 2020, the Company received a Canada Emergency Business Account loan of $40,000 to be repaid on or before December 31, 2024. The loan was interest-free until January 18, 2024. Thereafter, the outstanding loan balance will bear interest at the rate of 5% per annum. The loan was repaid in full on January 18, 2024.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in Canadian Dollars)